UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-2922

Waddell & Reed Advisors Cash Management, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas   66202

(Address of principal executive offices)     (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas  66202

(Name and address of agent for service)

Registrant's telephone number, including area code:   913-236-2000

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Cash Management

December 31, 2005

CORPORATE OBLIGATIONS

	Principal Amount in Thousands	Value

Certificate of Deposit - 7.12%

      Banks

Citibank, N.A.,
4.31%, 2-22-06	$22,200	$22,200,000
Royal Bank of Scotland plc (The):
4.34%, 10-3-06	13,500	13,500,000
4.725%, 11-27-06	8,500	8,495,661
Wells Fargo Bank, N.A.,
4.3%, 1-11-06	2,000	2,000,000
		46,195,661

Commercial Paper

      Beverages - 0.54%

Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
4.28%, 1-19-06	3,500	3,492,510

      Finance Companies - 8.73%

Ciesco, LLC:
4.3%, 1-4-06	2,000	1,999,283
4.14%, 1-10-06	1,800	1,798,137
PACCAR Financial Corp.,
3.49%, 1-19-06	5,650	5,640,141
Preferred Receivables Funding Corp.:
4.31%, 1-9-06	1,491	1,489,572
4.35%, 1-12-06	4,300	4,294,285
4.32%, 1-17-06	2,716	2,710,785
4.31%, 1-18-06	5,000	4,989,824
4.35%, 1-24-06	250	249,305
River Fuel Company #2, Inc. (Bank of New York (The)),
4.17%, 1-17-06	3,300	3,293,884
River Fuel Company #3, Inc. (Bank of New York (The)):
4.17%, 1-17-06	10,800	10,779,984
4.35%, 1-17-06	1,618	1,614,872
4.17%, 1-18-06	16,802	16,768,914
Vehicle Services of America Ltd. (Bank of America, N.A.),
4.33%, 1-10-06	1,000	998,917
		56,627,903

      Food and Related - 4.46%

COFCO Capital Corp. (Rabobank Nederland):
4.3%, 1-11-06	3,045	3,041,363
4.32%, 1-11-06	8,401	8,390,919
4.3%, 1-12-06	2,500	2,496,715
Golden Peanut Company LLC (Archer Daniels Midland Company),
3.9%, 2-22-06	6,800	6,761,693
Wm. Wrigley Jr. Company,
3.95%, 3-20-06	8,300	8,228,966
		28,919,656

      Mining - 0.24%

BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
4.3%, 1-20-06	1,600	1,596,369

      Security and Commodity Brokers - 1.67%

Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
4.2%, 1-3-06	454	453,894
UBS Finance Delaware LLC (UBS AG):
4.35%, 1-12-06	375	374,501
4.21%, 1-18-06	1,900	1,896,223
4.21%, 1-18-06	900	898,211
4.21%, 1-19-06	5,850	5,837,686
4.21%, 1-19-06	1,400	1,397,053
		10,857,568

Total Commercial Paper - 15.64%

		101,494,006

Notes

      Apparel - 1.33%

NIKE, Inc.,
5.5%, 8-15-06	8,600	8,643,196

      Banks - 3.03%

Bank of New York Company Inc. (The),
2.2%, 5-12-06	3,500	3,480,856
Wells Fargo & Company:
4.34375%, 1-3-06	8,000	8,000,000
4.11%, 1-15-06	8,200	8,200,000
		19,680,856

      Business Equipment and Services - 1.38%

Berkeley Hills Country Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 2000 (Wachovia Bank, N.A.),
4.5%, 1-5-06	7,840	7,840,000
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
4.5%, 1-4-06	1,120	1,120,000
		8,960,000

      Computers -- Main and Mini - 2.87%

International Business Machines Corporation,
4.32938%, 1-9-06	18,650	18,650,000

      Finance Companies - 6.79%

Caterpillar Financial Services Corp.:
2.65%, 1-30-06	7,940	7,933,553
5.95%, 5-1-06	10,000	10,071,788
2.35%, 9-15-06	5,200	5,133,440
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
4.4%, 1-5-06	6,800	6,800,000
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank, National Association),
4.33%, 1-5-06	10,000	10,000,000
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank National Association),
4.43%, 1-5-06	4,100	4,100,000
		44,038,781

      Food and Related - 0.77%

Butter Krust Baking Company, Inc., Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series of 1999 (Wachovia Bank, N.A.),
4.5%, 1-5-06	1,985	1,985,000
Cheney Bros, Inc., Taxable Variable Rate Demand Revenue Bonds, Series 1997 (Wachovia Bank, N.A.),
4.5%, 1-5-06	3,000	3,000,000
		4,985,000

      Furniture and Furnishings - 0.37%

Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
4.5%, 1-5-06	2,380	2,380,000

      Health Care -- Drugs - 2.70%

Pfizer Investment Capital p.l.c. (Pfizer Inc.), Extendible Liquidity Securities,
4.32938%, 1-17-06	8,935	8,935,000
Lilly (Eli) and Company,
4.26063%, 1-3-06	8,550	8,550,000
		17,485,000

      Health Care -- General - 2.61%

ACTS Retirement - Life Communities, Inc., Variable Rate Demand Bonds, Series 2003A (Bank of America, N.A.),
4.39%, 1-5-06	5,845	5,845,000
B & D Associates, LLP and Eye Associates of Boca Raton, P.A., Taxable Variable Rate Demand Bonds (B& D Associates Project), Series 2005 (Wachovia Bank, N.A.),
4.45%, 1-5-06	2,460	2,460,000
Tallahassee Orthopedic Center, L.C., Incremental Taxable Variable Rate Demand Bonds, Series 2004 (Wachovia Bank, N.A.),
4.4%, 1-5-06	5,715	5,715,000
Waukesha Health Systems, Inc., Taxable Adjustable Demand Revenue Bonds, Series 1996 (Bank One, N.A),
4.38%, 1-5-06	2,925	2,925,000
		16,945,000

      Hospital Supply and Management - 0.96%

Autumn House at Powder Mill, Inc., Taxable Variable Rate Demand Bonds, Series of 2003 (Suntrust Bank),
4.49%, 1-5-06	1,250	1,250,000
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
4.35%, 1-4-06	5,005	5,005,000
		6,255,000

      Hotels and Gaming - 0.37%

Waco Investors II of Duluth Limited Partnership Bonds, Series 1995 (U.S. Bank, National Association),
4.43%, 1-5-06	2,385	2,385,000

      Household -- General Products - 1.98%

Procter & Gamble Company (The),
4.4499996%, 3-9-06	12,500	12,500,000
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
4.43%, 1-5-06	326	326,000
		12,826,000

      Leisure Time Industry - 1.04%

Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, N.A.),
4.5%, 1-5-06	6,720	6,720,000

      Multiple Industry - 5.70%

3M Company,
5.6736%, 12-12-06 (A)	12,900	13,002,888
Heller Financial, Inc.,
6.375%, 3-15-06	8,100	8,148,909
The Salvation Army, Taxable Multi-Modal Revenue Bonds, Series 2005A (The Bank of New York),
4.37%, 1-5-06	15,800	15,800,000
		36,951,797

      Real Estate Investment Trust - 0.76%

701 Green Valley Associates, LLC, Taxable Variable Rate Demand Bonds, Series 1997 (Wachovia Bank, N. A.),
4.5%, 1-5-06	2,000	2,000,000
Handy, L.C., Taxable Variable Rate Demand Revenue Bonds, Series 2001 (U.S. Bank, National Association),
4.48%, 1-5-06	2,935	2,935,000
		4,935,000

      Restaurants - 1.65%

McDonald's Corporation,
4.488%, 3-7-06 (A)	10,700	10,715,936

      Retail -- General Merchandise - 3.44%

Wal-Mart Stores, Inc.,
5.586%, 6-1-06	22,150	22,309,482

      Retail -- Specialty Stores - 0.16%

El Dorado Enterprises of Miami, Inc., Taxable Variable Rate Demand Bonds, Series 1999 (Wachovia Bank, N.A.),
4.5%, 1-5-06	1,030	1,030,000

      Trucking and Shipping - 0.06%

Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
4.45%, 1-5-06	415	415,000

Total Notes - 37.97%

		246,311,048

TOTAL CORPORATE OBLIGATIONS - 60.73%

		$394,000,715

(Cost: $394,000,715)

MUNICIPAL OBLIGATIONS - TAXABLE

Alabama -0.56%

The Industrial Development Board of the City of Dothan, Alabama's Taxable Adjustable/Fixed Rate Industrial Revenue Bonds, Series 1999 (Dunbarton Project), (Wachovia Bank, N.A.),
4.5%, 1-5-06	3,650	3,650,000

California - 5.52%

California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Air Products Manufacturing Corporation) Taxable Series 1997A,
4.15%, 1-4-06	22,000	22,000,000
California Pollution Control Financing Authority, Environmental Revenue Bonds (Air Products and Chemicals, Inc./Wilmington Facility) Taxable Series 1997A,
4.15%, 1-4-06	10,000	10,000,000
California Statewide Communities Development Authority, Variable Rate Demand, Taxable Multifamily Housing Revenue Bonds (La Puenta Apartments), 2001 Series JJ-T (U.S. Bank, National Association),
4.55%, 1-3-06	2,075	2,075,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
4.45%, 1-4-06	1,700	1,700,000
		35,775,000

Colorado - 0.17%

Kit Carson County, Colorado, Agricultural Development Revenue Bonds (Taxable), (Midwest Farms, L.L. C. Project), Series 1997 (Wells Fargo Bank),
4.38%, 1-5-06	1,100	1,100,000

District of Columbia - 0.39%

District of Columbia Revenue Bonds (American Society for Microbiology Project) Series 1998B (Taxable), (Wachovia Bank, N.A.),
4.45%, 1-5-06	2,545	2,545,000

Florida - 1.62%

University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds:
(Interdisciplinary Research Building Project), Taxable Series 2004B (Bank of America, N.A.),
4.35%, 1-4-06	2,500	2,500,000
(Multi-Tenant Office Building Project), Taxable Series 2004C (Bank of America, N.A.),
4.35%, 1-4-06	8,000	8,000,000
		10,500,000

Georgia - 3.63%

Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B (Taxable), (Bayerische Landesbank, New York Branch):
4.35%, 1-4-06	532	532,000
4.29%, 1-5-06	23,000	23,000,000
		23,532,000

Kansas - 0.44%

City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank, National Association),
4.35%, 1-3-06	2,880	2,880,000

Maine - 0.40%

Finance Authority of Maine, Taxable Electric Rate Stabilization Revenue Notes, Series 1998A (Maine Public Service Company), (AMBAC Assurance Corporation),
4.35%, 1-4-06	2,605	2,605,000

Maryland - 3.86%

Mayor and City Council of Baltimore (City of Baltimore,
      Maryland), General Obligation Bonds, Consolidated Public
      Improvement Refunding Bonds, Series 2003C (Variable Rate
      Demand/Taxable), (Financial Security Assurance Inc.),

4.44%, 1-5-06	8,910	8,910,000
Mayor and City Council of Baltimore (City of Baltimore,
      Maryland), General Obligation Bonds, Consolidated Public
      Improvement Bonds, Series 2003D (Variable Rate
      Demand/Taxable), (Financial Security Assurance Inc.),

4.44%, 1-5-06	16,155	16,155,000
		25,065,000

Minnesota - 0.16%

City of Lake City, Minnesota, Taxable Industrial Development Revenue Bonds (Valley Craft, Inc. Project), Series 1997 (U.S. Bank, National Association),
4.48%, 1-5-06	1,000	1,000,000

Missouri - 0.31%

City of Bethany, Missouri, Taxable Industrial Development Revenue Bonds (Central Programs, Inc. Project), Series 2002 (UMB Bank, N.A.),
4.48%, 1-5-06	2,010	2,010,000

New York - 3.40%

City of New York (The), General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale),
4.2%, 1-4-06	14,845	14,845,000
Nassau County Industrial Development Agency, Taxable Variable Rate Demand Revenue Bonds (57 Seaview Realty Associates, LLC 2004 Project), (Wachovia Bank, N.A.),
4.4%, 1-5-06	7,200	7,200,000
		22,045,000

Oregon - 0.13%

Village of Oregon, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Five K Partnership and Wisco Industries, Inc. Project), Series 2001B (U.S. Bank, National Association),
4.43%, 1-5-06	860	860,000

Pennsylvania - 0.38%

Berks County Industrial Development Authority, Federally-Taxable Variable Rate Demand/Fixed Rate Revenue Bonds (Tray-Pak Corp. Project), Series B of 2001 (Wachovia Bank, N.A.),
4.45%, 1-5-06	2,450	2,450,000

Rhode Island - 0.36%

Rhode Island Economic Development Corporation, Taxable Variable Rate Economic Development Revenue Bonds (AAA Southern New England Project), Series 1998 (Wachovia Bank, N.A.),
4.5%, 1-5-06	2,355	2,355,000

Texas - 1.07%

Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995,
4.33%, 1-12-06	6,950	6,950,000

Washington - 2.78%

Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Housing Revenue Bonds (Country Club Apartments Project), Series2001B (U.S. Bank, National Association),
4.45%, 1-3-06	1,795	1,795,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Brittany Park Project), Series 1996B (U.S. Bank of Washington, National Association),
4.44%, 1-5-06	2,955	2,955,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Columbia Heights Retirement Project), Series 2004 B (Wells Fargo Bank, N.A.),
4.57%, 1-3-06	3,400	3,400,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Mill Pointe Apartments Project), Series 1999B (U. S. Bank, National Assocation),
4.35%, 1-3-06	1,000	1,000,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Seaport Landing Retirement Project), Series 2005B (Bank of America),
4.57%, 1-3-06	1,320	1,320,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Springfield Meadows Apartments Project), Series 2001B (U.S. Bank, National Association),
4.35%, 1-3-06	4,110	4,110,000
Washington State Housing Finance Commission, Taxable Variable Rate Demand Nonprofit Revenue Bonds (Virginia Mason Research Center Project), Series 1997B (U.S. Bank, National Association),
4.43%, 1-5-06	1,965	1,965,000
Washington Economic Development Finance Authority,
      Taxable Variable Rate Demand Industrial Revenue Bonds
      (Tonkin Building Associates, LLC Project), Series 1997B
      (U.S. Bank of Washington, National Association),

4.43%, 1-5-06	1,495	1,495,000
		18,040,000

Wisconsin - 0.52%

Town of Wood River, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Burnett Dairy Cooperative Project), Series 2001B (U. S. Bank, National Association),
4.35%, 1-3-06	3,340	3,340,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 25.70%

		$166,702,000

(Cost: $166,702,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Bank:
3.7%, 1-13-06	9,700	9,700,000
2.58%, 8-18-06	2,180	2,160,722
4.5%, 11-3-06	7,000	7,000,000
3.75%, 1-16-07	9,500	9,401,691
Federal National Mortgage Association,
4.05%, 8-14-06	9,050	9,050,000
Overseas Private Investment Corporation:
4.35%, 1-4-06	17,422	17,421,625
4.35%, 1-4-06	5,000	5,000,000
4.37%, 1-4-06	28,279	28,279,069

TOTAL UNITED STATES GOVERNMENT AGENCY       OBLIGATIONS - 13.57%

		$88,013,107

(Cost: $88,013,107)

TOTAL INVESTMENT SECURITIES - 100.00%

		$648,715,822

(Cost: $648,715,822)

Notes to Schedule of Investments

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the total value of these securities amounted to $23,718,824 or 3.66% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Cash Management, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: February 28, 2006

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: February 28, 2006